Debt - Narratives - Repurchase agreement (Details)			3 Months Ended		12 Months Ended
	Sep. 03, 2020 USD ($)	Dec. 12, 2018	Mar. 31, 2022 USD ($) ACRE	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) ACRE	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument
Cash and cash equivalents			$ 9,858,153	$ 18,464,161	$ 35,783,956	$ 18,607,952
Proceeds from (Payments for) in Securities Sold under Agreements to Repurchase			131,949,549	$ 0	44,569,600	22,860,134
Repayment of borrowings under repurchase agreement					0	(103,994,570)
Uncommitted Master Repurchase Agreement
Debt Instrument
Other Deferred Costs, Gross					600,000
Cash liquidity					5,000,000
Minimum net worth required for compliance					$ 215,700,000
Debt instrument covenant requirement on consolidated tangible net worth minimum percent					75.00%
EBITDA To interest expense ratio | ACRE					1.5
Cash and cash equivalents					$ 15,000,000
Ratio of Indebtedness to Net Capital					3.5
Proceeds from (Payments for) in Securities Sold under Agreements to Repurchase					$ 44,600,000	22,900,000
Repayment of borrowings under repurchase agreement					$ 0	$ 104,000,000
Covenant Description					the UBS Guarantee Agreement contains financial covenants, which require the Company to maintain: (i) cash liquidity of at least the greater of $5 million or 5% of the then-current outstanding amount under the Master Repurchase Agreement; (ii) total liquidity of at least the greater of $15 million or 10% of the then-current outstanding amount under the Master Repurchase Agreement (iii) tangible net worth at an amount equal to or greater than $215.7 million plus 75% of new capital contributions thereafter; (iv) an EBITDA to interest expense ratio of not less than 1.50 to 1.00; and (v) a total indebtedness to tangible net worth ratio of not more than 3.50 to 1.00. In March 2022, the Company amended the UBS Guarantee Agreement to reduce the EBITDA to interest expense ratio of not less than 1.25 to 1.00, and a
Covenant Compliance					s of December 31, 2021, the Company was in compliance with these covenants
Uncommitted Master Repurchase Agreement | Minimum
Debt Instrument
Value-added assets with loan-to-value ratio					65.00%
Value added assets yield ratio					2.50%
Debt instrument covenant minimum percentage of cash liquidity					5.00%
Minimum percentage of total liquidity					10.00%
Repayment of borrowings under repurchase agreement	$ 3,400,000
Uncommitted Master Repurchase Agreement | Maximum
Debt Instrument
Value-added assets with loan-to-value ratio					80.00%
Value added assets yield ratio					5.00%
Uncommitted Master Repurchase Agreement | LIBOR | Minimum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate					1.60%
Uncommitted Master Repurchase Agreement | LIBOR | Maximum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate					1.85%
Uncommitted Master Repurchase Agreement | Terra Mortgage Capital LLC
Debt Instrument
Maximum Borrowing Capacity			$ 200,000,000
Maturity Date		Dec. 12, 2020	Feb. 18, 2024		Nov. 07, 2024
Other Deferred Costs, Gross			$ 600,000
Cash liquidity			$ 5,000,000
Debt instrument covenant requirement on consolidated tangible net worth minimum percent			75.00%
EBITDA To interest expense ratio | ACRE			1.5
Cash and cash equivalents			$ 15,000,000
Ratio of Indebtedness to Net Capital			3
Covenant Description			The Repurchase Agreement and the Guarantee Agreement contain various representations, warranties, covenants, conditions precedent to funding, events of default and indemnities that are customary for agreements of these types. In addition, the Guarantee Agreement contains financial covenants, which require the Company to maintain: (i) cash liquidity of at least the greater of $5 million or 5% of the then-current outstanding amount under the Repurchase Agreement; (ii) total liquidity in an amount equal to or greater than the lesser of $15 million or 10% of the then-current outstanding amount under the Repurchase Agreement (iii) tangible net worth at an amount no less than 75% of that at closing; (iv) an EBITDA to adjusted interest expense ratio of not less than 1.50 to 1.00; and (v) a total indebtedness to tangible net worth ratio of not more than 3.00 to 1.00
Covenant Compliance			as of March 31, 2022, the Company was in compliance with these covenants.
Unamortized deferred financing fees			$ 1,700,000
Uncommitted Master Repurchase Agreement | Terra Mortgage Capital LLC | Nonperforming Financial Instruments [Member]
Debt Instrument
Payment guarantee maximum percent			50.00%
Uncommitted Master Repurchase Agreement | Terra Mortgage Capital LLC | Performing Financial Instruments [Member]
Debt Instrument
Payment guarantee maximum percent			25.00%
Uncommitted Master Repurchase Agreement | Terra Mortgage Capital LLC | Maximum
Debt Instrument
Maximum Borrowing Capacity					$ 195,000,000		$ 150,000,000
Uncommitted Master Repurchase Agreement | Terra Mortgage Capital LLC | SOFR | Minimum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate			1.75%
Uncommitted Master Repurchase Agreement | Terra Mortgage Capital LLC | SOFR | Maximum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate			3.00%
U B S Master Repurchase Agreement [Member] | Terra Mortgage Capital LLC
Debt Instrument
Maturity Date			Nov. 07, 2024
Other Deferred Costs, Gross			$ 600,000
Cash liquidity			5,000,000
Minimum net worth required for compliance			$ 215,700,000
Debt instrument covenant requirement on consolidated tangible net worth minimum percent			75.00%
EBITDA To interest expense ratio | ACRE			1.25		1.5
Cash and cash equivalents			$ 15,000,000
Ratio of Indebtedness to Net Capital			3.5
Repayment of borrowings under repurchase agreement			$ 0
Covenant Description			the UBS Guarantee Agreement contains financial covenants, which require the Company to maintain: (i) cash liquidity of at least the greater of $5 million or 5% of the then-current outstanding amount under the UBS Master Repurchase Agreement; (ii) total liquidity of at least the greater of $15 million or 10% of the then-current outstanding amount under the UBS Master Repurchase Agreement (iii) tangible net worth at an amount equal to or greater than $215.7 million plus 75% of new capital contributions thereafter; (iv) an EBITDA to interest expense ratio of not less than 1.50 to 1.00; and (v) a total indebtedness to tangible net worth ratio of not more than 3.50 to 1.00. In March 2022, the Company amended the UBS Guarantee Agreement to reduce the EBITDA to interest expense ratio of not less than 1.25 to 1.00,
Covenant Compliance					as of March 31, 2022 and December 31, 2021, the Company was in compliance
Payment guarantee maximum percent			25.00%
U B S Master Repurchase Agreement [Member] | Terra Mortgage Capital LLC | Minimum
Debt Instrument
Value-added assets with loan-to-value ratio			65.00%
Value added assets yield ratio			2.50%
Debt instrument covenant minimum percentage of cash liquidity			5.00%
Minimum percentage of total liquidity			10.00%
U B S Master Repurchase Agreement [Member] | Terra Mortgage Capital LLC | Maximum
Debt Instrument
Maximum Borrowing Capacity			$ 195,000,000
Value-added assets with loan-to-value ratio			80.00%
Value added assets yield ratio			5.00%
U B S Master Repurchase Agreement [Member] | Terra Mortgage Capital LLC | SOFR | Minimum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate			1.60%
U B S Master Repurchase Agreement [Member] | Terra Mortgage Capital LLC | SOFR | Maximum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate			2.25%